Cash and Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents and restricted cash [abstract]
Cash on hand and bank deposits	$ 339,010	$ 264,565
Demand and term deposits (1)	3,462	8,543
Cash and cash equivalents	342,472	273,108	$ 508,982	$ 375,753
Restricted cash	1	4,843
Cash and cash equivalents and restricted cash	$ 342,473	$ 277,951